Cover	Sep. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-11777
Entity Registrant Name	Direct Investment Holdings Group, Inc.
Entity Central Index Key	0000726516
Entity Tax Identification Number	95-6799846
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	800 Roosevelt Road
Entity Address, Address Line Two	Building C Suite 120
Entity Address, City or Town	Glen Ellyn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60137
City Area Code	(630) 366-2080
Local Phone Number	366-2080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FEPI
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	First Equity Properties, Inc.